Share-based payment (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments	The following table illustrates share activity for the year ended December 31, 2023:

	Number of PSUs	Number of RSUs	Number of Free Shares	Total
Outstanding as of January 1, 2023	858,821	458,620	4,222	1,321,663
Granted	1,378,621	530,424	—	1,909,045
Vested	—	(169,853)	(4,222)	(174,075)
Cancelled	(266,366)	(57,120)	—	(323,486)
Outstanding as of December 31, 2023	1,971,076	762,071	—	2,733,147
The following table illustrates share activity for the year ended December 31, 2022:

	Number of PSUs	Number of RSUs	Number of Free Shares	Total
Outstanding as of January 1, 2022	—	—	—	—
Granted	858,821	629,303	334,990	1,823,114
Vested	—	(170,683)	(330,768)	(501,451)
Cancelled	—	—	—	—
Outstanding as of December 31, 2022	858,821	458,620	4,222	1,321,663

Schedule of share-based payment arrangements
The following table illustrates total share-based compensation expense, all of which was equity settled, for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
	2023	2022	2021
Selling, general and administrative expense	5,131	7,128	—
Research and development expense	262	2,781	—
Total	$5,393	$9,909	$—